Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 35,194	$ 20,647	$ 43,262
Unrealized gains (losses) on interest rate swap contracts, net of income tax expense (benefit) of $4,128, $16,584, and $(14,811) for the years ended December 31, 2014, 2013, and 2012, respectively	6,220	25,933	(23,684)
Foreign currency translation adjustments	(16,273)	6,198	2,501
Other comprehensive (loss) income	(10,053)	32,131	(21,183)
Total comprehensive income	25,141	52,778	22,079
Less: comprehensive loss attributable to noncontrolling interests	(1,987)	(3,134)	(220)
Comprehensive income attributable to controlling interests	$ 27,128	$ 55,912	$ 22,299